Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.4%
6,002	iShares 20+ Year Treasury Bond ETF	$792,744	2.0
12,048	Vanguard Russell 1000 Growth ETF	859,745	2.1
4,131	Vanguard S&P 500 ETF	1,715,067	4.2
13,356	Vanguard Short-Term Treasury ETF	791,477	1.9
8,687	Vanguard Value ETF	1,283,765	3.2

	Total Exchange-Traded Funds
	(Cost $5,054,119)	5,442,798	13.4

MUTUAL FUNDS: 86.6%
	Affiliated Investment Companies: 86.6%
185,680	Voya Global Bond Fund - Class R6	1,574,563	3.9
265,956	Voya High Yield Bond Fund - Class R6	2,018,604	5.0
790,622	Voya Intermediate Bond Fund - Class R6	7,558,344	18.6
39,276	Voya MidCap Opportunities Portfolio - Class R6	626,455	1.5
72,146	Voya Multi-Manager Emerging Markets Equity Fund - Class I	738,050	1.8
95,057	Voya Multi-Manager International Equity Fund - Class I	965,780	2.4
193,800	Voya Multi-Manager International Factors Fund - Class I	1,804,280	4.5
60,544	Voya Multi-Manager Mid Cap Value Fund - Class I	616,335	1.5
298,286	Voya Short Term Bond Fund - Class R6	2,857,576	7.0
104,398	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,221,458	3.0
156,729	Voya U.S. Stock Index Portfolio - Class I	3,267,795	8.1
485,728	VY® BrandywineGLOBAL - Bond Portfolio - Class I	5,294,431	13.1
42,581	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	840,546	2.1
129,324	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,138,372	10.2
15,850	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,598,025	3.9

	Total Mutual Funds
	(Cost $36,493,833)	35,120,614	86.6

Total Investments in Securities (Cost $41,547,952)	$40,563,412	100.0
Liabilities in Excess of Other Assets	(611)	–
Net Assets	$40,562,801	100.0

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,442,798	$–	$–	$5,442,798
Mutual Funds	35,120,614	–	–	35,120,614
Total Investments, at fair value	$40,563,412	$–	$–	$40,563,412

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$1,689,876	$104,968	$(89,565)	$(130,716)	$1,574,563	$15,433	$(2,626)	$-
Voya High Yield Bond Fund - Class R6	5,601,768	255,670	(3,389,288)	(449,546)	2,018,604	39,531	229,995	-
Voya Intermediate Bond Fund - Class R6	6,396,432	2,993,034	(1,374,728)	(456,394)	7,558,344	43,767	(76,442)	-
Voya MidCap Opportunities Portfolio - Class R6	609,791	121,475	(30,402)	(74,409)	626,455	-	2,200	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	819,395	80,274	(71,594)	(90,025)	738,050	-	(23,362)	-
Voya Multi-Manager International Equity Fund - Class I	1,046,808	96,472	(42,268)	(135,232)	965,780	-	13,259	-
Voya Multi-Manager International Factors Fund - Class I	1,920,473	99,945	(114,672)	(101,466)	1,804,280	-	(2,037)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	663,281	33,126	(29,932)	(50,140)	616,335	-	15,892	-
Voya Short Term Bond Fund - Class R6	2,125,722	979,276	(179,645)	(67,777)	2,857,576	8,493	(513)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,333,437	132,502	(198,527)	(45,954)	1,221,458	-	21,342	-
Voya U.S. Stock Index Portfolio - Class I	4,422,535	302,819	(998,057)	(459,502)	3,267,795	-	207,417	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,672,981	1,043,676	(253,819)	(168,407)	5,294,431	-	22,320	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	849,777	93,944	(49,604)	(53,571)	840,546	-	(6,134)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,318,527	220,837	(235,125)	(165,867)	4,138,372	-	37,732	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,691,503	303,855	(124,895)	(272,438)	1,598,025	-	5,515	-
	$38,162,306	$6,861,873	$(7,182,121)	$(2,721,444)	$35,120,614	$107,224	$444,558	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $41,853,560.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$953,609
Gross Unrealized Depreciation	(2,243,757)
Net Unrealized Depreciation	$(1,290,148)